American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
August 31, 2024

International Opportunities - Schedule of Investments
AUGUST 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Australia — 6.2%
ALS Ltd.	418,205	4,415,933
CAR Group Ltd.	156,171	4,008,114
NEXTDC Ltd.(1)	584,961	6,708,499
Paladin Energy Ltd.(1)	331,906	2,201,003
Pro Medicus Ltd.	22,677	2,320,523
Seven Group Holdings Ltd.	176,118	4,892,461
Telix Pharmaceuticals Ltd.(1)(2)	263,436	3,302,910
		27,849,443
Brazil — 2.9%
Direcional Engenharia SA	643,000	3,282,341
Embraer SA, ADR(1)	203,468	6,761,242
Marcopolo SA, Preference Shares	2,215,000	2,880,783
		12,924,366
Canada — 11.3%
Alamos Gold, Inc., Class A	376,726	7,262,525
Aritzia, Inc.(1)	90,965	3,111,703
AtkinsRealis Group, Inc.	133,125	5,213,770
Capstone Copper Corp.(1)	567,271	4,070,427
Cargojet, Inc.(2)	26,289	2,609,490
Chartwell Retirement Residences	332,961	3,604,720
Descartes Systems Group, Inc.(1)	46,877	4,726,832
Element Fleet Management Corp.	165,808	3,438,826
ERO Copper Corp.(1)(2)	129,675	2,666,341
FirstService Corp.	23,546	4,239,457
Hammond Power Solutions, Inc.	30,421	2,826,863
Lundin Gold, Inc.	286,096	5,746,758
Stantec, Inc.	15,313	1,254,106
		50,771,818
China — 1.0%
AAC Technologies Holdings, Inc.	644,500	2,738,013
Bosideng International Holdings Ltd.	1,432,000	701,956
Tongcheng Travel Holdings Ltd.	608,000	1,127,217
		4,567,186
Denmark — 2.9%
Ambu AS, Class B(1)	215,312	4,085,990
NKT AS(1)	27,473	2,619,141
Royal Unibrew AS(1)	38,063	3,158,481
Zealand Pharma AS(1)	23,304	3,070,271
		12,933,883
Finland — 0.8%
Kemira OYJ	141,569	3,465,868
France — 2.7%
Elis SA	239,543	5,920,935
SPIE SA	97,536	3,937,431
VusionGroup(2)	15,482	2,421,767
		12,280,133
Germany — 3.2%
Bilfinger SE	98,894	5,212,110
CTS Eventim AG & Co. KGaA	35,159	3,311,833

Redcare Pharmacy NV(1)	22,012	3,074,971
Scout24 SE	39,960	3,048,342
		14,647,256
Greece — 1.4%
National Bank of Greece SA	714,249	6,208,469
India — 8.5%
Amber Enterprises India Ltd.(1)	53,889	2,874,373
Anant Raj Ltd.	374,071	2,664,366
Birlasoft Ltd.	234,011	1,872,935
Honasa Consumer Ltd.(1)	426,250	2,570,907
Kalyan Jewellers India Ltd.	797,349	5,847,503
KEI Industries Ltd.	76,748	4,216,582
Lemon Tree Hotels Ltd.(1)	1,481,086	2,376,537
Max Financial Services Ltd.(1)	170,991	2,190,402
Max Healthcare Institute Ltd.	490,446	5,045,139
Prestige Estates Projects Ltd.	192,184	4,156,843
Rainbow Children's Medicare Ltd.	152,604	2,306,430
Varun Beverages Ltd.	131,751	2,357,552
		38,479,569
Ireland — 0.6%
Glanbia PLC	147,775	2,620,157
Israel — 2.1%
Camtek Ltd.	29,601	2,694,283
CyberArk Software Ltd.(1)	12,691	3,639,017
Nova Ltd.(1)	13,741	3,071,801
		9,405,101
Japan — 21.1%
Amada Co. Ltd.	242,500	2,503,535
Amvis Holdings, Inc.	114,700	1,945,964
Asics Corp.	351,300	6,970,409
BayCurrent Consulting, Inc.	129,200	4,118,857
Coca-Cola Bottlers Japan Holdings, Inc.	189,500	2,683,474
CyberAgent, Inc.	565,300	3,925,435
Furukawa Electric Co. Ltd.	110,300	2,750,505
GMO Payment Gateway, Inc.	37,200	2,324,213
Hoshizaki Corp.	74,400	2,406,505
Kakaku.com, Inc.	237,700	4,087,069
Kinden Corp.	102,700	2,210,441
M&A Research Institute Holdings, Inc.(1)(2)	94,500	2,081,489
Micronics Japan Co. Ltd.	82,600	2,764,265
MISUMI Group, Inc.	193,600	3,672,750
Miura Co. Ltd.	199,700	4,563,471
Money Forward, Inc.(1)	74,800	2,861,813
NET One Systems Co. Ltd.	96,700	2,257,213
Rakuten Bank Ltd.(1)	163,600	3,759,525
Ryohin Keikaku Co. Ltd.(2)	218,800	4,120,174
Sanrio Co. Ltd.	207,400	5,305,615
Santen Pharmaceutical Co. Ltd.	435,800	5,621,841
Socionext, Inc.(2)	117,100	2,626,778
Taiheiyo Cement Corp.	97,600	2,226,896
Tokyo Ohka Kogyo Co. Ltd.	165,500	4,163,015
Tokyo Tatemono Co. Ltd.	65,100	1,087,595
Toyo Suisan Kaisha Ltd.	74,000	4,636,005
Toyo Tire Corp.	74,000	1,094,810
U-Next Holdings Co. Ltd.(2)	75,700	2,951,681

Yokogawa Electric Corp.	113,600	3,204,186
		94,925,529
Mexico — 2.7%
BBB Foods, Inc., Class A(1)	145,619	4,627,772
Vista Energy SAB de CV, ADR(1)	145,004	7,559,058
		12,186,830
Netherlands — 3.4%
Arcadis NV	62,590	4,598,514
BE Semiconductor Industries NV	6,813	898,462
Fugro NV	197,178	4,929,267
InPost SA(1)	275,405	5,088,387
		15,514,630
Norway — 0.6%
Seadrill Ltd.(1)	58,990	2,543,649
Singapore — 0.9%
SATS Ltd.	1,490,100	4,175,386
South Africa — 0.5%
Aspen Pharmacare Holdings Ltd.	178,328	2,395,539
South Korea — 1.6%
Douzone Bizon Co. Ltd.	51,482	2,319,348
Eugene Technology Co. Ltd.	43,973	1,519,712
Kumho Petrochemical Co. Ltd.	30,307	3,108,015
Soop Co. Ltd.	3,412	262,326
		7,209,401
Spain — 2.0%
Fluidra SA	140,075	3,468,929
Indra Sistemas SA(2)	183,683	3,444,543
Laboratorios Farmaceuticos Rovi SA	23,266	2,050,407
		8,963,879
Sweden — 4.9%
AAK AB	156,999	4,849,395
Beijer Ref AB	212,100	3,659,516
Camurus AB(1)	23,026	1,603,272
Hemnet Group AB	96,137	3,513,911
Hexatronic Group AB(1)(2)	228,207	1,350,835
Saab AB, Class B(2)	202,651	4,795,274
Trelleborg AB, B Shares	58,217	2,273,580
		22,045,783
Switzerland — 2.7%
Belimo Holding AG	3,479	2,339,880
Siegfried Holding AG(1)	3,850	5,080,076
Swissquote Group Holding SA	13,182	4,729,858
		12,149,814
Taiwan — 7.0%
ASPEED Technology, Inc.	39,000	6,016,681
Elan Microelectronics Corp.	396,000	1,822,189
Elite Material Co. Ltd.(2)	220,000	3,211,334
Gold Circuit Electronics Ltd.	536,000	3,544,815
Kinik Co.	216,000	2,288,578
Lotes Co. Ltd.	85,000	4,074,907
Nien Made Enterprise Co. Ltd.	227,000	3,322,161
Phison Electronics Corp.	35,000	584,727
Silergy Corp.	217,000	3,205,216
Tong Yang Industry Co. Ltd.	382,000	1,144,849

Wiwynn Corp.	38,000	2,267,245
		31,482,702
Turkey — 0.4%
Migros Ticaret AS	134,198	1,910,362
United Kingdom — 7.8%
Balfour Beatty PLC	614,146	3,387,975
Diploma PLC	100,185	5,900,538
Greggs PLC	62,078	2,602,688
Intermediate Capital Group PLC	160,611	4,506,971
Marks & Spencer Group PLC	1,220,781	5,509,224
Persimmon PLC	249,339	5,402,274
Softcat PLC	64,485	1,328,271
UNITE Group PLC	106,845	1,348,799
Weir Group PLC	186,840	4,953,767
		34,940,507
United States — 0.7%
TechnipFMC PLC	116,143	3,117,278
TOTAL COMMON STOCKS (Cost $354,682,155)		449,714,538
EXCHANGE-TRADED FUNDS — 0.0%
Schwab International Small-Cap Equity ETF (Cost $35,426)	1,290	48,646
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $4,302,890)	4,302,890	4,302,890
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $359,020,471)		454,066,074
OTHER ASSETS AND LIABILITIES — (0.9)%		(3,952,077)
TOTAL NET ASSETS — 100.0%		$450,113,997

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	29.2%
Information Technology	16.9%
Consumer Discretionary	11.0%
Health Care	9.4%
Consumer Staples	8.4%
Materials	7.3%
Financials	5.7%
Communication Services	5.6%
Energy	3.4%
Real Estate	3.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $24,683,628. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $26,121,028, which includes securities collateral of $21,818,138.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$6,761,242	$6,163,124	—
Canada	4,239,457	46,532,361	—
Israel	9,405,101	—	—
Mexico	12,186,830	—	—
Norway	2,543,649	—	—
United States	3,117,278	—	—
Other Countries	—	358,765,496	—
Exchange-Traded Funds	48,646	—	—
Short-Term Investments	4,302,890	—	—
	$42,605,093	$411,460,981	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.